Document and Entity Information	0 Months Ended
Sep. 30, 2012
Risk/Return:
Document Type	497
Document Period End Date	Sep. 30, 2012
Registrant Name	TURNER FUNDS
Central Index Key	0001006783
Amendment Flag	false
Document Creation Date	May 21, 2013
Document Effective Date	May 21, 2013
Prospectus Date	Jan. 31, 2013
TURNER ALL CAP GROWTH FUND | Investor
Risk/Return:
Trading Symbol	TBTBX